UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23357

Name of Fund: BlackRock Multi-Sector Opportunities Trust II

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Multi-Sector Opportunities Trust II, 50 Hudson Yards, New York, NY 10001.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31

Date of reporting period: 07/01/2022 – 06/30/2023

Item 1 – Proxy Voting Record – Attached hereto.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23357
Reporting Period: 07/01/2022 - 06/30/2023
BlackRock Multi-Sector Opportunities Trust II

================ BlackRock Multi-Sector Opportunities Trust II =================

CAESARS ENTERTAINMENT, INC.

Ticker:       CZR            Security ID:  12769G100
Meeting Date: JUN 13, 2023   Meeting Type: Annual
Record Date:  APR 17, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gary L. Carano           For       For          Management
1.2   Elect Director Bonnie S. Biumi          For       For          Management
1.3   Elect Director Jan Jones Blackhurst     For       For          Management
1.4   Elect Director Frank J. Fahrenkopf      For       For          Management
1.5   Elect Director Don R. Kornstein         For       For          Management
1.6   Elect Director Courtney R. Mather       For       For          Management
1.7   Elect Director Michael E. Pegram        For       For          Management
1.8   Elect Director Thomas R. Reeg           For       For          Management
1.9   Elect Director David P. Tomick          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
4     Amend Certificate of Incorporation to   For       For          Management
      Limit the Liability of Certain Officers
5     Report on Political Contributions and   Against   For          Shareholder
      Expenditures
6     Disclose Board Skills and Diversity     Against   Against      Shareholder
      Matrix

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CALIFORNIA RESOURCES CORPORATION

Ticker:       CRC            Security ID:  13057Q305
Meeting Date: APR 28, 2023   Meeting Type: Annual
Record Date:  MAR 07, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Andrew B. Bremner        For       For          Management
1.2   Elect Director Tiffany (TJ) Thom Cepak  For       For          Management
1.3   Elect Director James N. Chapman         For       For          Management
1.4   Elect Director Francisco J. Leon        For       For          Management
1.5   Elect Director Mark A. (Mac) McFarland  For       For          Management
1.6   Elect Director Nicole Neeman Brady      For       For          Management
1.7   Elect Director Julio M. Quintana        For       For          Management
1.8   Elect Director William B. Roby          For       For          Management
1.9   Elect Director Alejandra (Ale) Veltmann For       For          Management
2     Ratify KPMG LLP as Auditors             For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Amend Certificate of Incorporation to   For       For          Management
      Allow Exculpation of Officers

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SERVICE PROPERTIES TRUST

Ticker:       SVC            Security ID:  81761L102
Meeting Date: JUN 12, 2023   Meeting Type: Annual
Record Date:  MAR 15, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Laurie B. Burns          For       For          Management
1.2   Elect Director Robert E. Cramer         For       For          Management
1.3   Elect Director Donna D. Fraiche         For       For          Management
1.4   Elect Director John L. Harrington       For       For          Management
1.5   Elect Director William A. Lamkin        For       For          Management
1.6   Elect Director John G. Murray           For       For          Management
1.7   Elect Director Adam D. Portnoy          For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Opportunities Trust II

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Multi-Sector Opportunities Trust II

Date:	August 25, 2023